DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
The assets of the discontinued operations classified as held for sale are as follows:

On August 31, 2021, the Company entered into a purchase agreement with Winport Holdings, LLC for the sale of the Company’s real and personal property located in Hector, Minnesota including the lease with Oldcastle for $900,000. The Company recorded a $100,000 impairment loss on these assets in order to write down the assets to the fair value less the costs to sell and recorded the assets as held for sale at September 30, 2021. The assets of the discontinued operations classified as held for sale are as follows:

	September 30, 2021	December 31, 2020
Cash and cash equivalents	$—	$303,000
Trade accounts receivable	—	5,775,000
Inventories	—	8,561,000
Other current assets	—	439,000
Total current assets	$—	$15,078,000

Property, plant, and equipment	$846,000	$1,154,000
Right of use asset		129,000
Total noncurrent assets	$846,000	$1,283,000

Total assets held for sale	$846,000	$16,361,000

Accounts payable	$—	$1,669,000
Accrued compensation and benefits	—	767,000
Operating lease liability	—	86,000
Other accrued liabilities	—	1,206,000
Total current liabilities	$—	$3,728,000

Operating lease liability	$—	$30,000
Total noncurrent liabilities	$—	$30,000

Total liabilities held for sale	$—	$3,758,000

The financial results of the discontinued operations are as follows:

The financial results of the discontinued operations are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Sales	$2,806,000	$9,067,000	$20,478,000	$30,354,000
Cost of sales	1,789,000	5,027,000	11,774,000	17,894,000
Selling, general and administrative expenses	1,044,000	2,848,000	7,090,000	10,310,000
Transaction costs	982,000	—	2,141,000	—
Impairment loss	100,000	—	100,000	—
Restructuring expenses	1,287,000	194,000	1,287,000	958,000
Gain on sale of assets	(13,455,000)	(19,000)	(13,455,000)	(2,057,000)
Foreign currency translation loss	642,000	—	642,000	—
Other expense	4,000	61,000	61,000	317,000
Operating income before income taxes	10,413,000	956,000	10,838,000	2,932,000
Income tax expense	2,000	(5,000)	2,000	—
Income from discontinued operations	$10,411,000	$961,000	$10,836,000	$2,932,000

The financial results of the discontinued operations are as follows:

	Year Ended December 31
	2020	2019

Sales	$3,024,000	$18,879,000
Cost of sales	2,167,000	12,965,000
Selling, general and administrative expenses	520,000	2,684,000
Restructuring expenses	960,000	—
(Gain) loss on sale of assets	(2,247,000)	(2,990,000)
Other income	—	—
Operating income before income taxes	1,624,000	6,220,000
Income tax expense	—	2,000
Income (loss) from discontinued operations	$1,624,000	$6,218,000

The assets and liabilities of this discontinued operation that are classified as held for sale are as follows:

The assets and liabilities of this discontinued operation that are classified as held for sale are as follows:

	December 31, 2020	December 31, 2019

Trade accounts receivable	$—	$2,235,000
Inventories	—	3,009,000
Other current assets	—	93,000
Total current assets	$—	$5,337,000

Property, plant, and equipment	$—	$883,000
Total noncurrent assets	$—	$883,000

Total assets held for sale	$—	$6,220,000

Accounts payable	$—	$1,111,000
Other accrued liabilities	—	82,000
Total liabilities held for sale	$—	$1,193,000